Summary of Significant Accounting Policies: - Revenue Recognition (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	$ 341,281	$ 295,836	$ 1,368,295	$ 1,214,362	$ 974,175
Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	250,929	213,176	1,024,392	853,016	636,717
Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	55,879	56,308	209,287	236,086	196,043
Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues			134,616	125,260	141,415
United States
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	302,097	265,520	1,214,418	1,070,173	822,028
United States | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	246,797	209,677	1,007,135	835,957	626,490
United States | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	55,300	55,843	207,283	234,216	195,538
Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	36,281	28,081	144,409	133,035	143,864
Canada | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	1,229	1,264	7,789	5,905	1,944
Canada | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	579	465	2,004	1,870	505
Canada | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues			134,616	125,260	141,415
Mexico
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	2,903	2,235	9,468	11,154	8,283
Mexico | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	2,903	2,235	9,468	11,154	8,283
Fastening and Hardware
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	200,693	175,708	838,358	728,489	718,455
Fastening and Hardware | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	166,602	150,387	706,865	607,247	581,269
Fastening and Hardware | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues			131,493	121,242	137,186
Personal Protective
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	84,340	62,789	317,766	245,769	55,448
Personal Protective | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	84,327	62,789	317,527	245,769	55,448
Personal Protective | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues			239
Keys and Key Accessories
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	42,455	44,404	160,706	189,460	148,115
Keys and Key Accessories | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	42,094	43,375	157,828	185,451	143,898
Keys and Key Accessories | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues			2,878	4,009	4,217
Engraving
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	13,786	12,925	51,429	50,622	52,157
Engraving | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	13,778	12,923	51,423	50,613	52,145
Engraving | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues			6	9	$ 12
Resharp
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	7	10	36	22
Resharp | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	$ 7	$ 10	$ 36	$ 22